Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Loss for the year	$ (155,575)	$ (112,275)	$ (81,459)
Items that may be subsequently reclassified to consolidated statement of operations
Exchange differences on translation of foreign operations	(24,142)	33,504	(27,322)
Gains on cash flow hedges	436
Other comprehensive (loss)/income for the year, net of tax	(23,706)	33,504	(27,322)
Total comprehensive loss for the year, net of tax	(179,281)	(78,771)	(108,781)
Attributable to:
Equity holders of the parent	(179,281)	(78,771)	(108,736)
Non-controlling interests			(45)
Total comprehensive loss for the year, net of tax	$ (179,281)	$ (78,771)	$ (108,781)